UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dean Capital Management, LLC
Address:	7450 W 130th St. Ste. 150
		Overland Park, KS  66213

13F File Number:  28-13367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas A. Leach
Title:	Chief Compliance Officer
Phone:	(913) 944-4455

Signature, Place, and Date of Signing:

	Douglas A. Leach		Overland Park, KS  May 15, 2013

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[X]		13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-02462 		Dean Investment Associates, LLC.



FORM 13F SUMMARY PAGE


Report Summary:

Number Other Included Manager:	1

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:  1248
					(x$1000)


List of Other Included Manager:

No. 	Form 13F File Number		Name
01   	028-14511		 	American Beacon Advisors, Inc.




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                                                        FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED  NONE
------------------------------ --------------- ------------------------- --- ---- -------   ------------------------------------
American Equity Investment Lif       CS       025676206    28     1875   SH       DEFINED        1         28
Amtrust Financial Services           CS       032359309    16      472   SH       DEFINED        1         16
Andersons Inc                        CS       034164103    19      350   SH       DEFINED        1         19
Anixter Intl Inc                     CS       035290105    19      275   SH       DEFINED        1         19
Atwood Oceanics Inc                  CS       050095108    18      350   SH       DEFINED        1         18
Barnes Group Inc                     CS       067806109    15      505   SH       DEFINED        1         15
Barry (R.G.)                         CS       068798107    13     1000   SH       DEFINED        1         13
BBCN Bancorp Inc                     CS       073295107    12      935   SH       DEFINED        1         12
Bryn Mawr Bank Corp                  CS       117665109    19      805   SH       DEFINED        1         19
C&F Financial Corp                   CS       12466Q104    16      400   SH       DEFINED        1         16
C&J Energy Services Inc              CS       12467B304    12      535   SH       DEFINED        1         12
Cal Maine Foods Inc                  CS       128030202    16      385   SH       DEFINED        1         16
Caseys Gen Stores Inc                CS       147528103    17      285   SH       DEFINED        1         17
Cash Amer Intl Inc Com               CS       14754D100    15      290   SH       DEFINED        1         15
CBIZ Inc                             CS       124805102    18     2865   SH       DEFINED        1         18
Chatham Lodging Trust                CS       16208T102    13      760   SH       DEFINED        1         13
Crane Co                             CS       224399105    27      480   SH       DEFINED        1         27
Dime Community Bancshares            CS       253922108    13      910   SH       DEFINED        1         13
El Paso Electric Co                  CS       283677854    23      680   SH       DEFINED        1         23
EMCOR Group Inc                      CS       29084Q100    15      350   SH       DEFINED        1         15
Enstar Group Ltd                     CS       G3075P101    13      105   SH       DEFINED        1         13
Finish Line Inc Cl A                 CS       317923100    13      640   SH       DEFINED        1         13
Firstmerit Corp                      CS       337915102    13      810   SH       DEFINED        1         13
Genesco Inc                          CS       371532102    26      435   SH       DEFINED        1         26
Hancock Holding Co                   CS       410120109    20      640   SH       DEFINED        1         20
Health Net Inc Com                   CS       42222G108    13      450   SH       DEFINED        1         13
Helen Of Troy Ltd                    CS       G4388N106    28      720   SH       DEFINED        1         28
Hillenbrand Inc                      CS       431571108    17      670   SH       DEFINED        1         17
Horizon Bancorp Indiana              CS       440407104    25     1237   SH       DEFINED        1         25
Hospitality Properties Trust         CS       44106M102    20      730   SH       DEFINED        1         20
Investors Bancorp Inc Com            CS       46146P102    20     1040   SH       DEFINED        1         20
Investors Title Co                   CS       461804106    14      200   SH       DEFINED        1         14
John Bean Technologies               CS       477839104    15      720   SH       DEFINED        1         15
KKR Financial Holdings Llc           CS       48248A306    26     2330   SH       DEFINED        1         26
KMG Chemicals Inc                    CS       482564101    15      785   SH       DEFINED        1         15
Koppers Holdings Inc                 CS       50060P106    27      605   SH       DEFINED        1         27
Kulicke & Soffa Industries Inc       CS       501242101    13     1090   SH       DEFINED        1         13
Laclede Group Inc                    CS       505597104    20      475   SH       DEFINED        1         20
LMI Aerospace Inc                    CS       502079106    16      765   SH       DEFINED        1         16
Magellan Health Svcs Inc             CS       559079207    26      545   SH       DEFINED        1         26
Maidenform Brands Inc                CS       560305104    13      745   SH       DEFINED        1         13
Mens Wearhouse Inc                   CS       587118100    15      455   SH       DEFINED        1         15
Methode Electronics Inc              CS       591520200    6       470   SH       DEFINED        1         6
Monarch Casino & Resort Inc          CS       609027107    16     1630   SH       DEFINED        1         16
Montpelier Re Holdings Ltd.          CS       g62185106    17      635   SH       DEFINED        1         17
MTS Systems Corp                     CS       553777103    28      475   SH       DEFINED        1         28
National Beverage Corp               CS       635017106    20     1390   SH       DEFINED        1         20
Nicholas Financial Inc               CS       65373J209    18     1240   SH       DEFINED        1         18
Olin Corp                            CS       680665205    13      510   SH       DEFINED        1         13
Primerica Inc                        CS       74164M108    24      735   SH       DEFINED        1         24
Protective Life Corp Com             CS       743674103    28      785   SH       DEFINED        1         28
Ryder Sys Inc Com                    CS       783549108    13      220   SH       DEFINED        1         13
Schweitzer-Mauduit Intl Inc          CS       808541106    26      670   SH       DEFINED        1         26
Sensient Technologies Corp           CS       81725T100    17      430   SH       DEFINED        1         17
Sparton Corp                         CS       847235108    18     1315   SH       DEFINED        1         18
Spectrum Brands Holdings Inc         CS       84763R101    25      435   SH       DEFINED        1         25
Stepan Co                            CS       858586100    21      325   SH       DEFINED        1         21
Summit Hotel Properties Inc          CS       866082100    21     1965   SH       DEFINED        1         21
TAL International Group Inc          CS       874083108    14      310   SH       DEFINED        1         14
Tech Data Corp                       CS       878237106    26      565   SH       DEFINED        1         26
The Ensign Group Inc                 CS       29358P101    26      785   SH       DEFINED        1         26
Triumph Group Inc                    CS       896818101    13      165   SH       DEFINED        1         13
Tronox Ltd-Cl A                      CS       Q9235V101    19      975   SH       DEFINED        1         19
United Stationers Inc Com            CS       913004107    24      610   SH       DEFINED        1         24
URS Corp New Com                     CS       903236107    28      590   SH       DEFINED        1         28
Us Ecology Inc                       CS       91732J102    18      665   SH       DEFINED        1         18
Wiley John & Sons Inc Cl A           CS       968223206    17      430   SH       DEFINED        1         17

